Summarized Financial Information of Unconsolidated Affiliate	12 Months Ended
Dec. 31, 2015
Note 12. Summarized Financial Information of Unconsolidated Affiliate [Abstract]
Significant Subsidiary Financial Information [Text Block]
Summarized Financial Information of Unconsolidated Affiliates
Summarized financial information of the Company’s most significant unconsolidated affiliates as of December 31, 2015 and December 31, 2014 and for the years ended December 31, 2015, 2014 and 2013 is as follows:

	December 31, 2015	December 31, 2014
Current assets	$50	$51
Non-current assets	20	24
Current liabilities	30	34
Non-current liabilities	10	9

	Year Ended December 31,
	2015	2014	2013
Net sales	$147	$148	$86
Gross profit	25	27	19
Pre-tax income	6	8	11
Net income	3	5	8